                              GARTMORE MUTUAL FUNDS

                             Gartmore Small Cap Fund
                          Gartmore Small Cap Core Fund
                  Gartmore Small Cap Growth Opportunities Fund
                          Gartmore Small Cap Value Fund
                    Prospectus Supplement date March 15, 2007
                      To Prospectus dated February 28, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

Effective  March 16, 2007, all share classes of the Gartmore Small Cap Fund (the
"Fund")  will be closed to new  accounts,  including  any  exchanges  from other
Gartmore Mutual Funds.  Existing  shareholders as of  close-of-business on March
16, 2007 shall be allowed to continue  to invest in the Fund both  directly  and through  exchanges from other Gartmore Mutual Funds, as well as through dividend and capital gain reinvestments. This includes 401(k) plans and institutions that currently use the Fund in their  discretionary asset allocation programs or fund of funds products. In addition,  the Fund reserves the right to accept purchases from  401(k)  plans and  institutions  that have  notified  the  Adviser  or the
Distributor of their intent to use this Fund in their plans, discretionary asset allocation  programs or fund of funds products  (including the Gartmore  Optimal
Allocations  Funds),  regardless of whether such plans or  institutions  already hold shares of the Fund.  The Fund's  Trustees and officers and employees of the
Adviser and its affiliates  shall also be permitted to establish new accounts in the Fund's shares.

The Adviser will continue to monitor cash inflows from existing shareholders and reserves  the right to  discontinue  new  purchases  of Fund  shares by existing shareholders at some future point (other than through  dividend and capital gain reinvestments). If this occurs, existing shareholders will receive notice.

 PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND'S PROSPECTUS FOR FUTURE REFERENCE.

PS-SC-1   3/07